Hawaii Municipal Bond Fund

Schedule of Investments

as of March 31, 2023

Face Amount (000)		Value (000)

MUNICIPAL BONDS — 98.2%

Arkansas — 0.6%
$750	Little Rock Arkansas, Ser A, GO 4.000%, 02/01/37	$767

California — 0.2%
255	University of California, Ser AF, RB 5.000%, 05/15/23, Pre-Refunded @ 100 (A)	256

Florida — 0.2%
205	Miami-Dade County, School Board, Ser D, COP 5.000%, 02/01/27	218

Hawaii — 95.7%
	Hawaii County, Ser A, GO
250	5.000%, 09/01/23	252
180	5.000%, 09/01/24	186
600	5.000%, 09/01/26	644
135	5.000%, 09/01/27	145
510	5.000%, 09/01/30	546
200	5.000%, 09/01/32	213
440	5.000%, 09/01/33	481
35	5.000%, 09/01/35	38
335	5.000%, 09/01/36	362
1,500	4.000%, 09/01/35	1,540
130	4.000%, 09/01/36	136
	Hawaii County, Ser C, GO
450	5.000%, 09/01/24	465
110	5.000%, 09/01/27	118
	Hawaii County, Ser D, GO
200	5.000%, 09/01/25	212
300	5.000%, 09/01/27	322
	Hawaii State, Airports System Authority, Ser A, RB, AMT
385	5.000%, 07/01/31	415
1,000	5.000%, 07/01/36	1,103
1,000	4.000%, 07/01/39	976

March 31, 2023	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund

Face Amount (000)		Value (000)

Hawaii — (continued)
	Hawaii State, Airports System Authority, Ser B, RB, AMT
$1,000	5.000%, 07/01/24	$1,022
	Hawaii State, Airports System Authority, Ser D, RB
100	5.000%, 07/01/28	113
1,025	5.000%, 07/01/29	1,172
450	5.000%, 07/01/33	518
135	5.000%, 07/01/34	154
260	4.000%, 07/01/39	263
2,040	Hawaii State, Airports System Revenue, Ser A, RB, AMT 5.000%, 07/01/41	2,069
	Hawaii State, Department of Budget & Finance, Pacific Health Project, Ser A, RB
1,090	6.000%, 07/01/33	1,099
310	4.000%, 01/01/24	311
	Hawaii State, Department of Budget & Finance, RB
155	5.500%, 07/01/43	156
475	5.125%, 07/01/31	477
85	5.000%, 07/01/24	85
300	5.000%, 07/01/26	301
315	5.000%, 07/01/28	316
340	5.000%, 07/01/29	341
120	4.625%, 07/01/27	121
140	4.000%, 01/01/26	141
250	4.000%, 01/01/31	252
1,190	4.000%, 03/01/37	1,146
350	3.250%, 01/01/25	347
2,710	3.200%, 07/01/39	2,300
1,000	3.100%, 05/01/26	979
	Hawaii State, Department of Budget & Finance, Ser A, RB
575	5.000%, 07/01/26	577
350	5.000%, 07/01/27	368
75	5.000%, 07/01/29	79
815	5.000%, 07/01/30	856
3,170	5.000%, 07/01/35	3,297
1,355	4.000%, 07/01/40	1,342
	Hawaii State, Department of Budget & Finance, Ser B, RB
775	5.000%, 07/01/28	777
	Hawaii State, Department of Hawaiian Home Lands, Kapolie Office Facilities, Ser A, COP
150	5.000%, 11/01/24	155
530	5.000%, 11/01/26	576

March 31, 2023	www.bishopstreetfunds.com

(unaudited)

Face Amount (000)		Value (000)

Hawaii — (continued)
$240	Hawaii State, Department of Hawaiian Home Lands, RB 5.000%, 04/01/24	$245
590	5.000%, 04/01/25	617
550	5.000%, 04/01/27	604
165	5.000%, 04/01/29	179
30	5.000%, 04/01/30	33
115	5.000%, 04/01/31	124
10	3.000%, 04/01/32	10
	Hawaii State, Department of Transportation, Airports System, COP, AMT
500	5.250%, 08/01/25	503
1,055	5.000%, 08/01/27	1,059
2,075	5.000%, 08/01/28	2,083
	Hawaii State, Harbor System Revenue, Ser A, RB, AMT
1,005	5.000%, 07/01/24	1,032
1,000	5.000%, 07/01/26	1,061
475	4.000%, 07/01/36	480
	Hawaii State, Harbor System Revenue, Ser C, RB
1,255	4.000%, 07/01/32	1,346
85	4.000%, 07/01/38	87
1,010	4.000%, 07/01/39	1,023
800	4.000%, 07/01/40	804
	Hawaii State, Highway Revenue, RB
1,110	5.000%, 01/01/37	1,264
380	5.000%, 01/01/40	425
	Hawaii State, Highway Revenue, Ser A, RB
125	5.000%, 01/01/24	127
215	5.000%, 01/01/25	221
1,025	5.000%, 01/01/30	1,114
1,045	5.000%, 01/01/33	1,074
510	4.000%, 01/01/32	530
250	4.000%, 01/01/36	256
	Hawaii State, Highway Revenue, Ser B, RB
260	5.000%, 01/01/24	265
	Hawaii State, Ser EH, GO
1,005	5.000%, 08/01/23, Pre-Refunded @ 100 (A)	1,012
	Hawaii State, Ser EH-2017, GO
95	5.000%, 08/01/23 (B)	96
	Hawaii State, Ser EO, GO
1,475	5.000%, 08/01/24, Pre-Refunded @ 100 (A)	1,522
1,210	5.000%, 08/01/29	1,248
1,105	5.000%, 08/01/30	1,139

March 31, 2023	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund

Face Amount (000)		Value (000)

Hawaii — (continued)
$115	Hawaii State, Ser EP, GO 5.000%, 08/01/24, Pre-Refunded @ 100 (A)	$119
450	Hawaii State, Ser ET, GO 5.000%, 10/01/25, Pre-Refunded @ 100 (A)	478
2,000	4.000%, 10/01/26	2,074
	Hawaii State, Ser FB, GO
50	4.000%, 04/01/29	52
	Hawaii State, Ser FG, GO
150	5.000%, 10/01/27	163
125	5.000%, 10/01/28	136
560	5.000%, 10/01/30	609
235	5.000%, 10/01/31	256
	Hawaii State, Ser FH, GO
120	5.000%, 10/01/27	130
175	4.000%, 10/01/31	182
	Hawaii State, Ser FK, GO
2,005	5.000%, 05/01/29	2,208
	Hawaii State, Ser FN-REF, GO
685	5.000%, 10/01/30	761
	Hawaii State, Ser FT, GO
210	5.000%, 01/01/30	234
855	5.000%, 01/01/31	953
	Hawaii State, Ser FW, GO
1,000	5.000%, 01/01/30	1,141
2,040	5.000%, 01/01/37	2,259
1,280	5.000%, 01/01/39	1,404
650	4.000%, 01/01/37	670
	Honolulu Hawaii City & County, Board of Water Supply, RB
215	5.000%, 07/01/34	263
140	5.000%, 07/01/36	166
400	5.000%, 07/01/42	455
	Honolulu Hawaii City & County, Board of Water Supply, Ser A, RB
100	5.000%, 07/01/24	103
250	5.000%, 07/01/24, Pre-Refunded @ 100 (A)	258
1,000	5.000%, 07/01/25	1,029
100	5.000%, 07/01/27	111
900	5.000%, 07/01/28	1,019
400	5.000%, 07/01/34	483
1,000	4.000%, 07/01/38	1,031
1,000	4.000%, 07/01/40	1,017

March 31, 2023	www.bishopstreetfunds.com

(unaudited)

Face Amount (000)		Value (000)

Hawaii — (continued)
	Honolulu Hawaii City & County, GO
$135	5.000%, 09/01/23	$136
265	4.000%, 09/01/33	283
710	3.000%, 07/01/33	710
1,330	3.000%, 07/01/34	1,321
	Honolulu Hawaii City & County, Ser A, GO
1,000	5.000%, 10/01/23	1,012
700	5.000%, 11/01/23	710
360	5.000%, 10/01/29	382
800	5.000%, 10/01/31	848
575	5.000%, 09/01/32	637
1,440	5.000%, 10/01/32	1,522
275	5.000%, 10/01/36	288
1,570	5.000%, 10/01/37	1,640
1,175	5.000%, 09/01/38	1,288
755	4.000%, 07/01/34	817
960	4.000%, 07/01/41	974
	Honolulu Hawaii City & County, Ser B, GO
650	5.000%, 07/01/37	752
	Honolulu Hawaii City & County, Ser C, GO
800	5.000%, 08/01/34	914
500	5.000%, 07/01/38	561
1,400	5.000%, 08/01/44	1,521
1,000	4.000%, 10/01/32	1,036
110	4.000%, 10/01/33	113
170	3.000%, 10/01/28	172
	Honolulu Hawaii City & County, Ser F, GO
625	5.000%, 07/01/33	729
	Honolulu Hawaii City & County, Wastewater System Revenue, RB
1,000	5.000%, 07/01/25, Pre-Refunded @ 100 (A)	1,053
530	5.000%, 07/01/39	584
	Honolulu Hawaii City & County, Wastewater System Revenue, Ser A, RB
500	5.000%, 07/01/27	554
360	5.000%, 07/01/31	388
500	5.000%, 07/01/34	597
575	5.000%, 07/01/49	619
1,420	4.000%, 07/01/39	1,438
1,000	4.000%, 07/01/44	999

March 31, 2023	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund

Face Amount (000)		Value (000)

Hawaii — (continued)
	Honolulu Hawaii City & County, Wastewater System Revenue, Ser B, RB
$240	4.000%, 07/01/29	$252
115	4.000%, 07/01/32	120
	Honolulu Hawaii City & County, Wastewater System Revenue, Ser S, RB
160	5.000%, 07/01/27	169
	Kauai County, GO
175	5.000%, 08/01/26	190
75	5.000%, 08/01/27	83
140	5.000%, 08/01/28	155
25	5.000%, 08/01/30	28
340	5.000%, 08/01/37	369
150	4.000%, 08/01/32	159
125	4.000%, 08/01/33	132
10	3.000%, 08/01/38	9
	Maui County, GO
460	5.000%, 03/01/24	470
430	5.000%, 03/01/27	473
450	5.000%, 03/01/29	517
1,550	5.000%, 03/01/34	1,834
400	5.000%, 03/01/38	457
450	4.000%, 03/01/36	474
500	3.000%, 06/01/27	500
	Maui County, RB
500	3.250%, 09/01/36	494
	University of Hawaii, Ser B, RB
1,510	5.000%, 10/01/34	1,580
1,000	4.000%, 10/01/23	1,007
830	3.000%, 10/01/28	836
	University of Hawaii, Ser D, RB
700	4.000%, 10/01/32	759
250	4.000%, 10/01/33	269
100	3.000%, 10/01/30	100
	University of Hawaii, Ser E, RB
1,485	5.000%, 10/01/25	1,574
1,430	5.000%, 10/01/32	1,530
	University of Hawaii, Ser F, RB
100	5.000%, 10/01/27	111
600	5.000%, 10/01/33	660

March 31, 2023	www.bishopstreetfunds.com

(unaudited)

Face Amount (000)		Value (000)

Hawaii — (continued)
$2,425	5.000%, 10/01/35	$2,645

		113,765

New York — 0.1%
105	New York City, Metropolitan Transportation Authority, Ser B, RB 5.000%, 11/15/23	106

Oklahoma — 0.5%
500	Comanche County, Educational Facilities Authority, Ser A, RB 5.000%, 12/01/30	556
19	Oklahoma State, Development Finance Authority, RB 5.000%, 06/01/44	19

		575

Texas — 0.9%
1,000	Tomball City, Independent School District, GO, PSF-GTD Insured 5.000%, 02/15/28	1,042

TOTAL MUNICIPAL BONDS (Cost $121,787)		116,729

Shares
	CASH EQUIVALENT — 0.8%
951,501	First American Treasury Obligations Fund, Cl X, 4.722% (C) (Cost $952)	952

TOTAL INVESTMENTS (Cost $122,739) —99.0%		$117,681

Percentages are based on Net Assets of $118,821 (000).

(A)	Pre-Refunded Security —The maturity date shown is the pre-refunded date.
(B)	Escrowed to maturity.
(C)	The rate reported is the 7-day effective yield as of March 31, 2023.

AMT—Alternative Minimum Tax

Cl—Class

COP—Certificate of Participation

GO—General Obligation

March 31, 2023	www.bishopstreetfunds.com

Hawaii Municipal Bond Fund

PSF-GTD—Guaranteed by Permanent School Fund

RB—Revenue Bond

Ser—Series

Cost figures are shown in thousands.

BSF-QH-001-4000

March 31, 2023	www.bishopstreetfunds.com